Summary of Significant Accounting Policies - Summary of Earnings Per Share Basic and Diluted (Detail) - USD ($)	3 Months Ended				6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021		Dec. 31, 2020	Jun. 30, 2021
Numerator: Earnings allocable to Ordinary Shares
Net Earnings and Loss	$ (1,399,497)	$ (371,642)		$ (97,764)	$ (1,771,139)
Common Class A [Member]
Numerator: Earnings allocable to Ordinary Shares
Net Earnings and Loss		0
Common Class A [Member] | Common Stock Subject to Mandatory Redemption [Member]
Numerator: Earnings allocable to Ordinary Shares
Interest Income	6,281	2,496		0	8,777
Net Earnings and Loss		$ 2,496		$ 0
Redeemable Net Earnings	$ 6,281				$ 8,777
Denominator: Weighted Average Redeemable AND Non - Redeemable Ordinary Shares
Ordinary Shares, Basic and Diluted	27,600,000	27,600,000		27,600,000	27,600,000
Basic and Diluted Ordinary Shares	$ 0.00	$ 0.00		$ 0.00	$ 0.00
Common Class A And B [Member]
Denominator: Weighted Average Redeemable AND Non - Redeemable Ordinary Shares
Ordinary Shares, Basic and Diluted	7,652,000	7,652,000		7,236,000	7,652,000
Basic and Diluted Ordinary Shares	$ (0.18)	$ (0.05)		$ (0.01)	$ (0.23)
Common Class A And B [Member] | Common Stock Subject To Non-redeemable [Member]
Numerator: Earnings allocable to Ordinary Shares
Net Earnings and Loss	$ (1,399,497)	$ (371,642)		$ (97,764)	$ (1,771,139)
Redeemable Net Earnings	(6,281)	(2,496)		0	(8,777)
Non-Redeemable Net Loss	$ (1,405,778)	$ (374,138)		$ (97,764)	$ (1,779,916)
Denominator: Weighted Average Redeemable AND Non - Redeemable Ordinary Shares
Ordinary Shares, Basic and Diluted	7,652,000	7,652,000	[1]	7,236,000	7,652,000
Basic and Diluted Ordinary Shares	$ (0.18)	$ (0.05)		$ (0.01)	$ (0.23)

[1]	The weighted average non-redeemable ordinary shares for period ended March 31, 2021 includes the effect of 752,000 Private Placement Shares, which were issued in conjunction with the Initial Public Offering on November 19, 2020